Vanguard Variable Insurance Funds—Equity Income Portfolio
Supplement Dated October 5, 2021, to the Prospectus and Summary Prospectus Dated April 29, 2021
Important Changes to Vanguard Variable Insurance Funds—Equity Income Portfolio
 Effective immediately, Matthew C. Hand has been added as a co-portfolio manager of Wellington Management Company LLP’s (Wellington Management) portion of Vanguard Variable Insurance Funds—Equity Income Portfolio (the Portfolio). Additionally, W. Michael Reckmeyer, III will retire from Wellington Management on June 30, 2022, and will no longer serve as a co-portfolio manager of Wellington Management’s portion of the Portfolio. The Portfolio’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following is added under the heading “Investment Advisors” in the Portfolio Summary section:
Matthew C. Hand, CFA, Managing Director and Equity Portfolio Manager of Wellington Management. He has co-managed a portion of the Portfolio since October 2021.
Prospectus Text Changes
The following is added under the heading “Investment Advisors” in the More on the Portfolio section:
Matthew C. Hand, CFA, Managing Director and Equity Portfolio Manager of Wellington Management. He has worked in investment management since joining Wellington Management in 2004, has managed investment portfolios since 2019, and has co-managed a portion of the Portfolio since October 2021. Education: B.A., University of Pennsylvania.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 108A 102021
CFA® is a registered trademark owned by CFA Institute

Vanguard Variable Insurance Funds

Supplement Dated October 5, 2021, to the Statement of Additional Information Dated April 29, 2021

Important Changes to Vanguard Variable Insurance Funds—Equity Income Portfolio
Effective immediately, Matthew C. Hand has been added as a co-portfolio manager of Wellington Management Company LLP’s (Wellington Management) portion of Vanguard Variable Insurance Funds—Equity Income Portfolio (the Portfolio). Additionally, W. Michael Reckmeyer, III will retire from Wellington Management on June 30, 2022, and will no longer serve as a co-portfolio manager of Wellington Management’s portion of the Portfolio. The Portfolio’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table are added under the sub-heading “1. Other Accounts Managed” on page B-69:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Matthew C. Hand[1]	Registered investment companies[2]	6	$134B	0	$0
	Other pooled investment vehicles	1	$792,000	0	$0
	Other accounts	0	$0	0	$0
1 Mr. Hand began co-managing a portion of the Portfolio on October 5, 2021. Information provided as of August 31, 2021.
2 Includes Equity Income Portfolio which held assets of $1.9 billion as of August 31, 2021.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 064K 102021